SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Results of Operations of Segments
The following table presents the results of operations for Studio City and reconciliation to net loss attributable to Studio City International Holdings Limited for the years ended December 31, 2025, 2024 and 2023.

	Year Ended December 31,
	2025	2024	2023
Operating revenues:
Revenue from casino contract	$305,946	$259,842	$155,527
Rooms	168,011	160,721	111,733
Food and beverage	90,118	89,660	62,426
Entertainment	39,115	47,533	61,777
Services fee	68,265	59,529	40,473
Mall	19,202	18,289	10,744
Retail and other	3,909	3,571	2,858

Total operating revenues	694,566	639,145	445,538
Employee benefits expenses (1)	(155,191)	(146,096)	(103,585)
Depreciation and amortization	(212,016)	(205,060)	(169,397)
Interest expense, net of amounts capitalized	(126,266)	(133,594)	(129,567)
Other segment items (2)	(265,390)	(260,226)	(189,073)

Net loss	(64,297)	(105,831)	(146,084)
Net loss attributable to participation interest	5,532	9,105	12,567

Net loss attributable to Studio City International Holdings Limited	$(58,765)	$(96,726)	$(133,517)

(1)
“Employee
 benefits expenses” includes salaries, bonuses and incentives, benefits and allocated labor costs for non-gaming operations from Melco Resorts’ subsidiaries. Certain amounts of “Employee benefits expenses” are included in “Other segments items” as pre-opening costs and property charges and other; and with certain amounts incurred during the construction and development stage of Studio City capitalized in property and equipment.

(2)
“Other segment
 items” mainly include cost of inventories, advertising and promotions expenses, repair and maintenance expenses, utilities and fuel expenses, corporate and other non-gaming services recharged from Melco Resorts’ subsidiaries, pre-opening costs, property charges and other, interest income, other financing costs, net foreign exchange gains (losses), (loss) gain on extinguishment of debt and income tax (expense) benefit.